Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets

3. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	June 30, 2022	December 31, 2021

Deferred issuance costs	$2,999	$572
Prepaid clinical trials	879	872
Other current assets	1,450	1,056

Prepaid expenses and other current assets	$5,328	$2,500